BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Loans Payable to Bank [Line Items]
Interest expenses	$ 1,271,295	$ 966,800	$ 676,029